Segment reporting (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Segment Reporting [Abstract]
Schedule of revenue by geographical segment

Revenue by geographical segment for the three months and nine months ended January 31, 2026:

	For the Three	For the Nine
	Months Period Ended	Months Period Ended
	January 31, 2026	January 31, 2026
	(Unaudited) US$	(Unaudited) US$
Malaysia	$1,999,000	$7,860,400
Taiwan	1,263,000	5,875,500
Hong Kong	947,600	3,126,000
Vietnam	1,041,200	2,942,500
Thailand	1,020,250	2,254,500
Singapore	724,450	2,079,500
Philippines	90,000	1,529,000
Indonesia	441,200	1,028,500
Brazil	1,095,400	752,500
Total	8,622,100	27,448,400

Revenue by geographical segment for the years ended April 30, 2025, and 2024:

	For the Years Ended April 30,
	2025	2024
Malaysia	$8,869,500	$6,565,700
Taiwan	7,280,000	4,728,350
Hong Kong	5,982,500	882,000
Singapore	3,088,500	842,500
Total	$25,220,500	$13,018,550